Update to Significant Accounting Policies, Critical Accounting Judgements and Key Sources of Estimation Uncertainty	6 Months Ended
Jun. 30, 2022
Update To Significant Accounting Policies [Abstract]
UPDATE TO SIGNIFICANT ACCOUNTING POLICIES, CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

3. ACCOUNTING POLICIES, CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
Accounting policies, a list of critical accounting judgments and key sources of estimation uncertainty can be found in the Company’s annual Consolidated Financial Statements for the year ended December 31, 2021.
Adjustments to the Consolidated Statements of Earnings (Loss)
Certain comparative information presented in the Consolidated Statements of Earnings (Loss) within the Oil Sands segment and Corporate and Eliminations segment was revised.
During the three months ended December 31, 2021, the Company made adjustments to more appropriately record certain third-party purchases used for blending and optimization activities and to ensure consistent treatment of product swaps. As a result, revenues and purchased product increased with no impact to net earnings (loss), segment income (loss), cash flows or financial position. Refer to the annual Consolidated Financial Statements for the year ended December 31, 2021, for further details.
During the three months ended June 30, 2022, the Company has made adjustments to more appropriately reflect the cost of blending at our Lloydminster thermal and Lloydminster conventional heavy oil assets, which resulted in a reclassification of costs between purchased product and transportation and blending. An associated elimination entry was recorded in our Corporate and Eliminations segment to represent the change in the value of condensate that was extracted at our Canadian Manufacturing operations and sold back to the Oil Sands segment. As a result, purchased product decreased and transportation and blending increased, with no impact to net earnings (loss), segment income (loss), cash flows or financial position.
2022 Revisions

	Three Months Ended March 31, 2022
Oil Sands Segment	Previously Reported	Revisions	Revised
Purchased Product	1,483	(271)	1,212
Transportation and Blending	2,885	271	3,156
	4,368	—	4,368

	Three Months Ended March 31, 2022
Corporate and Eliminations Segment	Previously Reported	Revisions	Revised
Purchased Product	(1,497)	215	(1,282)
Transportation and Blending	(6)	(215)	(221)
	(1,503)	—	(1,503)

	Three Months Ended March 31, 2022
Consolidated	Previously Reported	Revision	Revised
Purchased Product	7,538	(56)	7,482
Transportation and Blending	2,919	56	2,975
	10,457	—	10,457
2021 Revisions

	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
Oil Sands Segment	Previously Reported	Revisions	Revised	Previously Reported	Revisions	Revised
Gross Sales	5,015	60	5,075	9,790	203	9,993
Purchased Product (1)	574	(144)	430	1,292	(173)	1,119
Transportation and Blending	1,780	204	1,984	3,558	376	3,934
	2,661	—	2,661	4,940	—	4,940
(1)Revisions include $60 million and $203 million for the three and six months ended June 30, 2021, respectively, related to adjustments for product swaps and third-party purchases used in blending and optimization activities. Revisions include $204 million and $376 million for the three and six months ended June 30, 2021, respectively, to more appropriately reflect the cost of blending at our Lloydminster thermal and Lloydminster conventional heavy oil assets.

	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
Corporate and Eliminations Segment	Previously Reported	Revisions	Revised	Previously Reported	Revisions	Revised
Purchased Product	(1,110)	146	(964)	(2,083)	284	(1,799)
Transportation and Blending	(6)	(146)	(152)	(21)	(284)	(305)
	(1,116)	—	(1,116)	(2,104)	—	(2,104)

	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
Consolidated	Previously Reported	Revision	Revised	Previously Reported	Revision	Revised
Gross Sales	11,110	60	11,170	20,633	203	20,836
Purchased Product	5,253	2	5,255	9,347	111	9,458
Transportation and Blending	1,796	58	1,854	3,581	92	3,673
	4,061	—	4,061	7,705	—	7,705